Reinsurance: Effects of Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Premiums Written and Earned
Direct Premiums Written	$ 499	$ 612	$ 2,236	$ 2,040
Direct Premiums Unearned	(12)	(17)	(14)	(11)
Direct Premiums Earned	487	595	2,222	2,029
Ceded Premiums Written	(499)	(612)	(2,236)	(2,040)
Ceded Premiums Unearned	12	17	14	11
Ceded Premiums Earned	(487)	(595)	(2,222)	(2,029)
Premiums written, net	0	0	0	0
Change in unearned premiums, net	0	0	0	0
Premiums, Net	0	0	0	0
Contract revenue direct	2,040	908	5,373	2,376
Contract revenue ceded to affiliate	(2,040)	(908)	(5,373)	(2,376)
Revenue from Contract with Customer, Excluding Assessed Tax	0	0	0	0
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct	761	678	2,193	2,003
Policyholder Benefits and Claims Incurred, Ceded	(761)	(678)	(2,193)	(2,001)
Policyholder Benefits and Claims Incurred, Net	0	0	0	2
Interest credited to policyholder account balances ceded to affiliate	10,531	8,387	30,368	22,766
Interest credited to policyholder account balances, ceded to affiliate	(10,531)	(8,387)	(30,383)	(22,766)
Interest credited to policyholder account balances	$ 0	$ 0	$ (15)	$ 0